Other income and expenses	12 Months Ended
Dec. 31, 2023
Other income and expenses
Other income and expenses

8 Other income and expenses

8.1Other operating income

in EUR k	2023	2022	2021

Government grants	1,488	1,958	2,263
Gain on disposal of property, plant and equipment	56	53	18
VAT refund from tax authorities	1,953	970	—
Sale of IP to JV	7,549	—	—
Others	802	793	613
Total other operating income	11,848	3,774	2,894

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants. VAT refund from tax authorities consist of the amounts received from 2016 to 2019 financial years as a result of a change made to the VAT tax declarations of Centogene GmbH in agreement with the tax administration in Germany. Based on the Technology Transfer and Intellectual Property License Agreement mentioned in Note 1, the Company has recognized a gain of EUR 7,549k related to income pertaining to the transfer of technology and the license of the company’s Intellectual Property (“IP”).

8.2Other operating expenses

in EUR k	2023	2022	2021

Currency losses	431	741	86
Total other operating expenses	431	741	86

8.3Financial costs, net

in EUR k	2023	2022	2021
Interest expenses from loans	(7,622)	(2,934)	(218)
Changes in FV of warrants	(159)	2,574	—
Changes in FV of floor	134	(376)	—
Changes in FV of prepayment option	288	510	—
Currency income/(loss)	2,445	(963)	—
Unwinding of the discount on lease liabilities	(579)	(637)	(584)
Interest income from loans and receivables	209	3	3
Total Financial costs, net	(5,284)	(1,823)	(799)

On January 31, 2022, the Company entered into the Loan Agreement with Oxford Finance LLC, whose terms have been modified on November 1, 2023. The interest expenses recognized for it during 2023 were EUR 5,881k (2022: EUR 2,806k; 2021: EUR nil). Related to the Oxford Loan, the Company also recognized EUR 1,408k of currency gains (2022: EUR 963k losses ; 2021: EUR nil) for the effects of the foreign exchange, EUR 288k (2022: EUR 510k; 2021: EUR nil) as positive impact of the changes in the fair value of the prepayment option, and EUR 134k as positive impact of the changes in the fair value of the floor (2022: EUR 376k ; 2021: EUR nil as negative impact).

In addition, the Company entered into a Convertible Loan Agreement as stated in Note 21.1. The interest expenses recognized for it during 2023 were EUR 1,656k (2022: EUR nil; 2021: EUR nil). In addition, the Company also recognized EUR 1,111k of currency gains (2022: EUR nil; 2021: EUR nil) for the effects of the foreign exchange.

8.4Employee benefits expense

in EUR k	2023	2022	2021
Wages and salaries	28,192	29,690	32,655
Social security contributions	4,499	4,415	4,588
Share‑based payments	2,158	(1,461)	5,471
Termination benefits	812	319	1,158
Total	35,661	32,963	43,872

Social security contributions include contributions to state pension scheme of EUR 1,745k (2022: EUR 1,790k; 2021: EUR 2,706k) as defined contribution plan expenses. Additionally, the Company recognized compensation expense of EUR 864k (2022: EUR 1,631k; 2021: EUR 3,252k) for remuneration of supervisory board members, including share-based payments.

During 2022, due to the departure of the former CEO Andrin Oswald, the former CFO René Just and former CIO Volkmar Weckesser in 2022, the share-based payment expenses included reversals of in previous periods recognized expenses based on cancelations and forfeiture of EUR 3,104k.